Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
At cost:
Total cost	¥ 431,977	$ 59,181	¥ 431,904
Less: accumulated amortization	(26,721)	(3,661)	(19,750)
Intangible assets, net	405,256	55,520	412,154
Trademark [Member]
At cost:
Total cost	49,924	6,840	49,875
Patent [Member]
At cost:
Total cost	122	17	122
Copyright [Member]
At cost:
Total cost	238	33	214
Software [Member]
At cost:
Total cost	9,993	1,369	9,993
License acquired [Member]
At cost:
Total cost	¥ 371,700	$ 50,922	¥ 371,700